NOTE 8 – RELATED PARTY TRANSACTIONS	5 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
NOTE 8 – RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

In July 2008 the Company entered into a consulting agreement with Trident Merchant Group (“TMG”) TMG is an entity under the control of Christopher Giordano, who is the brother of the Company’s President and Chief

Executive Officer. For the years ended December 31, 2012 and 2011, and for the period July 21, 2008 (inception) through December 31, 2012 the Company has recorded consulting fees of $ -0-, $-0- and $65,000, respectively.

To date, the Company has been provided secretarial, telephone and office space by an officer of the Company at no charge.